Note 11 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
11.  INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2012:

	Gross
	Carrying	Accumulated	Asset
	Amount	Amortization	Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(286)	-	31
	$2,881	$(1,652)	$(1,198)	$31

Intangible assets consisted of the following as of December 31, 2011:

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(1,093)	$1,471
Customer relationship	261	(261)	-
Tradename	56	(56)	-
Other	317	(223)	94
	$3,198	$(1,633)	$1,565

An impairment charge of $1,729,000 was incurred as a result of impairment analysis on Network Security Group’s intangible assets for the year ended December 31, 2010.  In addition, as a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $1,198,000 on intangible assets was incurred for the year ended December 31, 2012.  Please see discussions in note 3.

Amortization expense of the intangible assets acquired was approximately $337,000, $379,000, and $608,000 for the years ended December 31, 2012, 2011, and 2010, respectively.  The intangible assets as of December 31, 2012 are expected to be fully amortized in the year ended December 31, 2013.